Subsequent Events - Additional Information (Detail) - Asia [Member] - Financial Institution Three [Member] $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2017 CNY (¥)	Dec. 31, 2016 USD ($)
Subsequent Event [Line Items]
Credit facility, amount | $		$ 21.6
Credit facility, interest rate terms		Interest on the credit line accrues at the LIBOR rate plus an applicable margin and can be paid monthly, quarterly or at the time of the debt’s maturity (February 23, 2018).
Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility, amount | ¥	¥ 150,000,000
Debt instrument, maturity date	Feb. 23, 2018